Derivative instruments (Tables)	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Summary of Derivative Instruments
As described in Note 1, in the normal course of business, we use various derivative instruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2020		2019
	Assets	Liabilities	Assets	Liabilities
Trading (Note 3)	$31,356	$29,392	$22,738	$23,799
ALM (Note 3) (1)	1,374	1,116	1,157	1,314
	$32,730	$30,508	$23,895	$25,113

(1)	Comprised of derivatives that qualify for hedge accounting under IAS 39 and derivatives used for economic hedges.

Summary of Notional Amounts
The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2020			2019
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM (1)	Trading		ALM (1)
Interest rate derivatives
Over-the-counter
Forward rate agreements	$10,175	$3,444	$–	$13,619	$10,593	$3,026	$8,591		$2,480
Centrally cleared forward rate agreements	146,823	2,605	–	149,428	149,428	–	320,118		–
Swap contracts	72,315	138,145	83,576	294,036	264,184	29,852	275,418		40,177
Centrally cleared swap contracts	1,227,733	1,537,632	520,617	3,285,982	2,840,793	445,189	2,780,206		355,846
Purchased options	5,200	4,622	1,120	10,942	9,188	1,754	12,883		2,358
Written options	3,957	4,914	1,265	10,136	9,370	766	14,670		1,011
	1,466,203	1,691,362	606,578	3,764,143	3,283,556	480,587	3,411,886		401,872
Exchange-traded
Futures contracts	185,639	84,020	11	269,670	269,670	–	136,627		2,266
Purchased options	3,059	1	–	3,060	3,060	–	14,616		–
Written options	5,059	1	–	5,060	5,060	–	5,758		–
	193,757	84,022	11	277,790	277,790	–	157,001		2,266
Total interest rate derivatives	1,659,960	1,775,384	606,589	4,041,933	3,561,346	480,587	3,568,887		404,138
Foreign exchange derivatives
Over-the-counter
Forward contracts	1,058,942	18,898	2,334	1,080,174	1,071,423	8,751	892,117		12,840
Swap contracts	117,017	266,263	145,735	529,015	486,689	42,326	398,262		45,510
Purchased options	16,857	2,102	49	19,008	19,008	–	19,285		–
Written options	20,792	1,877	14	22,683	22,229	454	23,947		–
	1,213,608	289,140	148,132	1,650,880	1,599,349	51,531	1,333,611		58,350
Exchange-traded
Futures contracts	3	–	–	3	3	–	26		–
Total foreign exchange derivatives	1,213,611	289,140	148,132	1,650,883	1,599,352	51,531	1,333,637		58,350
Credit derivatives
Over-the-counter
Credit default swap contracts – protection purchased	16	925	995	1,936	1,907	29	940		102
Centrally cleared credit default swap contracts – protection purchased	58	835	1,691	2,584	2,424	160	973		158
Credit default swap contracts – protection sold	41	362	220	623	614	9	328		50
Centrally cleared credit default swap contracts – protection sold	–	819	490	1,309	1,309	–	181		–
Total credit derivatives	115	2,941	3,396	6,452	6,254	198	2,422		310
Equity derivatives
Over-the-counter	66,888	24,081	810	91,779	86,865	4,914	85,310	(2)	3,347
Exchange-traded	69,675	19,807	342	89,824	89,824	–	89,529		–
Total equity derivatives	136,563	43,888	1,152	181,603	176,689	4,914	174,839		3,347
Precious metal derivatives
Over-the-counter	9,263	418	–	9,681	9,681	–	9,814		–
Exchange-traded	524	–	–	524	524	–	3,235		–
Total precious metal derivatives	9,787	418	–	10,205	10,205	–	13,049		–
Other commodity derivatives
Over-the-counter	13,999	19,309	842	34,150	34,142	8	36,819		–
Centrally cleared commodity derivatives	41	14	–	55	55	–	102		–
Exchange-traded	12,411	6,008	281	18,700	18,700	–	23,086		–
Total other commodity derivatives	26,451	25,331	1,123	52,905	52,897	8	60,007		–
Total notional amount of which:	$3,046,487	$2,137,102	$760,392	$5,943,981	$5,406,743	$537,238	$5,152,841		$466,145
Over-the-counter (3)	2,770,117	2,027,265	759,758	5,557,140	5,019,902	537,238	4,879,964		463,879
Exchange-traded	276,370	109,837	634	386,841	386,841	–	272,877		2,266

(1)	ALM: asset/liability management.
(2)	Restated from amount previously presented.
(3)
For OTC derivatives that are not centrally cleared, $1,984.6 billion (2019: $1,596.7 billion) are with counterparties that have two-way
collateral posting arrangements, $44.9 billion (2019: $94.2 billion) are with counterparties that have one-way
collateral posting arrangements, and $88.3 billion (2019: $184.8 billion) are with counterparties that have no collateral posting arrangements. Counterparties with whom we have more than insignificant OTC derivative portfolios and one-way collateral posting arrangements are either sovereign entities or supra national financial institutions.

Summary of Credit Exposure Arising from Derivatives

$ millions, as at October 31					2020 (1)					2019
	Current replacement cost (2)			Credit equivalent amount (3)	Risk- weighted amount	Current replacement cost (2)			Credit equivalent amount (3)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$–	$16	$16	$135	$12	$–	$13	$13	$69	$9
Swap contracts	3,974	237	4,211	6,744	2,705	2,503	155	2,658	7,140	2,507
Purchased options (4)	17	6	23	35	26	11	–	11	56	38
Written options (4)	9	–	9	5	2	6	–	6	31	29
	4,000	259	4,259	6,919	2,745	2,520	168	2,688	7,296	2,583
Exchange-traded	–	–	–	309	9	4	–	4	192	5
	4,000	259	4,259	7,228	2,754	2,524	168	2,692	7,488	2,588
Foreign exchange derivatives
Over-the-counter
Forward contracts	851	364	1,215	4,974	1,423	939	4	943	7,136	1,737
Swap contracts	358	481	839	2,324	700	735	4	739	3,546	687
Purchased options (4)	116	1	117	182	65	71	–	71	365	119
Written options (4)	47	–	47	44	20	13	–	13	106	24
	1,372	846	2,218	7,524	2,208	1,758	8	1,766	11,153	2,567
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	7	9	16	144	21	2	1	3	25	7
– protection sold	10	–	10	13	6	–	–	–	2	2
	17	9	26	157	27	2	1	3	27	9
Equity derivatives
Over-the-counter	275	55	330	3,100	658	265	5	270	4,832	1,018
Exchange-traded	579	–	579	3,929	120	682	–	682	3,593	103
	854	55	909	7,029	778	947	5	952	8,425	1,121
Precious metal derivatives
Over-the-counter	58	–	58	136	55	51	–	51	332	115
Exchange-traded	–	–	–	20	1	4	–	4	171	7
	58	–	58	156	56	55	–	55	503	122
Other commodity derivatives
Over-the-counter	1,293	25	1,318	2,365	866	697	62	759	3,928	1,195
Exchange-traded	3	–	3	1,291	52	9	–	9	1,200	48
	1,296	25	1,321	3,656	918	706	62	768	5,128	1,243
RWA related to non-trade exposures to central counterparties					213					245
RWA related to CVA charge					7,202					6,990
Total derivatives	7,597	1,194	8,791	25,750	14,156	5,992	244	6,236	32,724	14,885

(1)
Effective
in the second quarter of 2020
, we adopted the IMM approach for CCR for qualifying derivative transactions which impacted the calculation of EAD and risk-weighted assets (RWA). Some derivatives are not eligible for IMM and remain under
SA-CCR.
Comparative amounts presented have not been restated.

(2)	Current replacement cost reflects the current mark-to-market (MTM) value of derivatives offset by eligible financial collateral, where present.
(3)
Under IMM, effective expected positive exposure (EEPE) is used, which computes through simulation, the expected exposures with consideration to the expected movements in underlying risk factor and netting/collateral agreements. The EAD is calculated as EEPE multiplied by the prescribed alpha factor of 1.4. The EAD under
SA-CCR
is calculated as the sum of replacement cost and potential future exposure, multiplied by the prescribed alpha factor of 1.4.

(4)	Prior year amounts have been reclassified to conform to the presentation adopted in the current year.

Summary of Detailed Information About Credit Risk
The following table presents the current replacement cost of derivatives by geographic region based on the location of the derivative counterparty:

$ millions, as at October 31				2020				2019
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
Derivative instruments
By counterparty type
Financial institutions	$921	$949	$1,156	$3,026	$534	$1,063	$549	$2,146
Governments	982	–	4	986	891	–	8	899
Corporate	1,823	1,774	1,182	4,779	951	1,017	1,223	3,191
Total derivative instruments	$3,726	$2,723	$2,342	$8,791	$2,376	$2,080	$1,780	$6,236